Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Reserves and allowances	$ 57	$ 35
R&D expenses	1,976	1,537
Stock-based compensation	408	254
Lease liability	896	954
Loss carryforward	8,432	5,470
Total deferred tax assets before valuation allowance	11,769	8,250
Less - valuation allowance	(10,841)	(7,135)
Total deferred tax assets	928	1,115
Deferred tax liabilities:
Property and equipment	(128)	(96)
ROU Asset	(897)	(1,019)
Total deferred tax liabilities	(1,025)	(1,115)
Net deferred tax assets, net	$ (97)